Leases - Summary of Lease Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating lease expense	¥ 30,540
Short-term lease expense	19,149
Total lease expense	¥ 49,689	¥ 20,799	¥ 12,780
Cash paid for amounts included in the measurement of lease liabilities:
Weighted-average remaining lease term (in years) – operating leases	3 days 16 hours
Weighted-average discount rate – operating leases	4.80%